SIGNIFICANT ACCOUNTING POLICIES - Accrued warranties and related costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Changes in the Company's accrued warranties and related costs
Beginning accrued warranty expense	$ 1,256	$ 1,133	$ 1,133	$ 2,114
Current period claims	(116)	(56)	(399)	(442)
Provision for current period sales	93	63	522	307
Impact of accounting estimate change				(846)
Ending accrued warranty expense	$ 1,233	$ 1,140	$ 1,256	$ 1,133